Inventories	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net

8.           Inventories

	2021	2020
Crude oil	3,305,965	1,719,426
Fuels and petrochemicals	2,845,486	1,407,297
Materials for the production of goods	2,246,761	1,927,237
	8,398,212	5,053,960

The following are the changes of the allowances for losses for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Opening balance	(109,549)	(131,526)	(86,938)
(Additions) reversals, net	(58,437)	(9,748)	(44,191)
Increase due to business combination	(2,837)	—	—
Foreign currency translation	(1,449)	(122)	371
Effect of change of control in subsidiaries	—	20,075	—
Other (1)	44,610	11,772	(768)
Closing balance	(127,662)	(109,549)	(131,526)
(1)	It mainly includes the update of the provision in joint operations.

Crude oil, fuel and petrochemicals inventories are adjusted to the lowest between the cost and the net realizable value, because of fluctuations in international crude oil prices. The amount recorded for this in 2021 was $23,785 (2020 - $ 9,017 ; 2019 - $ 9,759).